Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pioneer Series Trust II
Entity Central Index Key	0001265389
Document Period End Date	May 31, 2024
C000079046 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	PGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$78	1.43%^
^	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 1,418,672,385
Holdings Count | Holding	76	[2]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$1,418,672,385
Total number of portfolio holdings	76^^
Portfolio turnover rate	26%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
SECTOR DISTRIBUTION
(as of May 31, 2024)*
Information Technology	32.7%
Industrials	17.3%
Health Care	16.3%
Consumer Discretionary	12.6%
Financials	5.9%
Communication Services	5.0%
Energy	4.3%
Materials	2.5%
Consumer Staples	1.7%
Real Estate	1.7%
*	As a percentage of total investments excluding short-term investments.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000152821 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class K
Trading Symbol	PSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$37	0.68%^
^	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[3]
Net Assets	$ 1,418,672,385
Holdings Count | Holding	76	[4]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$1,418,672,385
Total number of portfolio holdings	76^^
Portfolio turnover rate	26%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
SECTOR DISTRIBUTION
(as of May 31, 2024)*
Information Technology	32.7%
Industrials	17.3%
Health Care	16.3%
Consumer Discretionary	12.6%
Financials	5.9%
Communication Services	5.0%
Energy	4.3%
Materials	2.5%
Consumer Staples	1.7%
Real Estate	1.7%
*	As a percentage of total investments excluding short-term investments.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000027930 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	PGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.00%^
^	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[5]
Net Assets	$ 1,418,672,385
Holdings Count | Holding	76	[6]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$1,418,672,385
Total number of portfolio holdings	76^^
Portfolio turnover rate	26%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
SECTOR DISTRIBUTION
(as of May 31, 2024)*
Information Technology	32.7%
Industrials	17.3%
Health Care	16.3%
Consumer Discretionary	12.6%
Financials	5.9%
Communication Services	5.0%
Energy	4.3%
Materials	2.5%
Consumer Staples	1.7%
Real Estate	1.7%
*	As a percentage of total investments excluding short-term investments.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000027932 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GOFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.82%^
^	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.82%	[7]
Net Assets	$ 1,418,672,385
Holdings Count | Holding	76	[8]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$1,418,672,385
Total number of portfolio holdings	76^^
Portfolio turnover rate	26%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
SECTOR DISTRIBUTION
(as of May 31, 2024)*
Information Technology	32.7%
Industrials	17.3%
Health Care	16.3%
Consumer Discretionary	12.6%
Financials	5.9%
Communication Services	5.0%
Energy	4.3%
Materials	2.5%
Consumer Staples	1.7%
Real Estate	1.7%
*	As a percentage of total investments excluding short-term investments.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000027933 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Select Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	GROYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Select Mid Cap Growth Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$43	0.79%^
^	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[9]
Net Assets	$ 1,418,672,385
Holdings Count | Holding	76	[10]
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$1,418,672,385
Total number of portfolio holdings	76^^
Portfolio turnover rate	26%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
SECTOR DISTRIBUTION
(as of May 31, 2024)*
Information Technology	32.7%
Industrials	17.3%
Health Care	16.3%
Consumer Discretionary	12.6%
Financials	5.9%
Communication Services	5.0%
Energy	4.3%
Materials	2.5%
Consumer Staples	1.7%
Real Estate	1.7%
*	As a percentage of total investments excluding short-term investments.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Annualized
[2]	Short-term investments and derivative contracts other than purchased options are not included.
[3]	Annualized
[4]	Short-term investments and derivative contracts other than purchased options are not included.
[5]	Annualized
[6]	Short-term investments and derivative contracts other than purchased options are not included.
[7]	Annualized
[8]	Short-term investments and derivative contracts other than purchased options are not included.
[9]	Annualized
[10]	Short-term investments and derivative contracts other than purchased options are not included.